Investment Objectives and Goals	Dec. 23, 2025
Pathfinder Focused Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Pathfinder Focused Opportunities ETF (the “Fund”) is to seek long-term capital appreciation.
Pathfinder Disciplined US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Pathfinder Disciplined US Equity ETF (the “Fund”) is to seek long-term capital appreciation.